UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
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Form 13F File Number:     028-11708
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
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Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              [2/__/07]
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        20
                                               -------------

Form 13F Information Table Value Total:        644,308
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                           FORM 13F INFORMATION TABLE




NAME OF                            TITLE                 VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER
ISSUER                            OF CLASS    CUSIP   (X $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE      SHARED  NONE
ASCENDIA BRANDS INC           COM           043509108    2,829   1,122,482 SH          SOLE              1,122,482
BLOCKBUSTER INC               CL A          093679108   60,299  11,398,757 SH          SOLE             11,398,757
BLOCKBUSTER INC               CL B          093679207   19,979   4,077,410 SH          SOLE              4,077,410
BLUEFLY INC                   COM           096227103   38,894  30,386,296 SH          SOLE             30,386,296
BUCA INC                      COM           117769109    8,619   1,791,866 SH          SOLE              1,791,866
CARROLS RESTAURANT GROUP INC. COME          14574X104    5,434     383,214 SH          SOLE                383,214
COCA COLA CO                  COM           191216100   65,138   1,350,000 SH          SOLE              1,350,000
ENDEAVOR ACQUISITION CORP     COM           292577103   11,960   1,000,000 SH          SOLE              1,000,000
GAIAM INC                     CL A          36268Q103   51,126   3,737,340 SH          SOLE              3,737,340
GREAT ATLANTIC & PAC TEA INC  COM           390064103   40,530   1,574,595 SH          SOLE              1,574,595
G-III APPAREL GROUP LTD       COM           36237H101   37,660   2,000,000 SH          SOLE              2,000,000
JAMBA INC.                    COM           47203A101   33,567   3,333,333 SH          SOLE              3,333,333
MULTIMEDIA GAMES INC          COM           625453105   24,809   2,584,304 SH          SOLE              2,584,304
PATHMARK STORES INC NEW       COM           70322A101    7,791     698,783 SH          SOLE                698,783
RUSS BERRIE & CO              COM           782233100   67,976   4,399,733 SH          SOLE              4,399,733
SKILLSOFT PLC                 SPONSORED ADR 830928107   32,250   5,193,229 SH          SOLE              5,193,229
SPECTRUM BRANDS INC.          COM           84762L105   23,225   2,130,700 SH          SOLE              2,130,700
SUPERVALU INC                 COM           868536103   96,277   2,693,051 SH          SOLE              2,693,051
TWEETER HOME ENTMT GROUP INC  COM           901167106      545     257,100 SH          SOLE                257,100
WET SEAL INC                  COM           961840105   15,400   2,308,809 SH          SOLE              2,308,809
